Debt - Revolving Credit Facilities (Details) - Unsecured - USD ($)	1 Months Ended
	Oct. 31, 2019	Aug. 31, 2021	Mar. 30, 2021	Mar. 31, 2018
Asia revolving credit facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 684,000,000		$ 950,000,000
Citi revolving credit facility I
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 4,000,000,000
Credit facility increase borrowing capacity	$ 500,000,000
Citi revolving credit facility II
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 4,350,000,000